Restatement of Financial Statements - Statement Of Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (8,353)	$ (7,307)	$ (11,243)	$ (8,813)	$ (6,716)	$ (5,551)	$ (7,274)	$ (18,198)	$ (36,550)	$ (26,906)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Other comprehensive loss, net of tax:
Unrealized gain/(loss) on marketable securities	1,054	(175)	(607)		(241)									272	(241)		325	0	0
Foreign currency translation	601	$ 62	$ (674)		(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)	(11)	(350)	(3,440)	541	(2,979)	(1,993)
Total other comprehensive loss	1,655				(389)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)	261	(591)	(3,440)	866	(2,979)	(1,993)
Comprehensive loss	$ (6,698)				(7,105)	(5,795)	(7,232)		(37,346)	(28,353)	(19,117)	(13,027)	(47,470)	$ (26,642)	(20,132)	(84,816)	(27,488)	(102,553)	(57,541)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss				(12,409)	(7,758)	(6,064)	(6,103)	(18,581)	(35,064)	(24,902)	(18,153)	(12,167)	(43,055)		(19,925)	(78,119)	(32,334)	(96,700)	(57,688)
Other comprehensive loss, net of tax:
Unrealized gain/(loss) on marketable securities					(241)										(241)		325
Foreign currency translation					(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)		(350)	(3,440)	541	(3,064)	(1,993)
Total other comprehensive loss					(389)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)		(591)	(3,440)	866	(3,064)	(1,993)
Comprehensive loss					(8,147)	(6,308)	(6,061)		(35,860)	(26,349)	(19,350)	(12,369)	(45,699)		(20,516)	(81,559)	(31,468)	(99,764)	(59,681)
Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss				$ 3,596	1,042	513	(1,171)	$ 383	(1,486)	(2,004)	233	(658)	(1,771)		384	(3,257)	3,980	(2,874)	2,140
Other comprehensive loss, net of tax:
Unrealized gain/(loss) on marketable securities					0										0		0
Foreign currency translation					0	0	0		0	0	0	0	0		0	0	0	85	0
Total other comprehensive loss					0	0	0		0	0	0	0	0		0	0	0	85	0
Comprehensive loss					$ 1,042	$ 513	$ (1,171)		$ (1,486)	$ (2,004)	$ 233	$ (658)	$ (1,771)		$ 384	$ (3,257)	$ 3,980	$ (2,789)	$ 2,140